Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Key management personnel [Member]
Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) [Line Items]
Current assets
Current assets
Non-current assets
Current liabilities	55	95
Other related parties [Member]
Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) [Line Items]
Current assets	15	121
Current assets	4,224
Non-current assets		108
Current liabilities	$ 245